Business Acquisitions	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Acquisitions
Note 19 - Business Acquisitions
As indicated in Note 1 - Background, Organization, and Summary of Significant Accounting Policies, on November 30, 2018, the Company, through its subsidiaries, led principally by Centuri, completed the acquisition of an 80% interest in a privately held utility infrastructure services business, Linetec Services, LLC (“Linetec”) for approximately $326.6 million, with the remaining 20% retained by the seller. The above figure includes unremitted amounts as of the closing date as follows: $30 million associated with the subsequent collection of Linetec unbilled customer receivable balances recorded at their estimated realizable values as of the acquisition date, $29.6 million of seller liabilities related to future payments to certain Linetec employees, and $16.9 million representing consideration held back for estimated purchase price and working capital adjustments to be paid during 2019. Additionally, $24.1 million of consideration transferred related to future estimated tax payments related to a mutual 338(h)(10) election under U.S. Treasury regulations (deemed asset sale/purchase under those tax regulations). In December 2018, $25 million of the $29.6 million referred to above was paid to certain Linetec employees.
The acquisition will extend the utility services operations in the southeastern region of the U.S. and provide additional opportunities for expansion of the amount of work Centuri performs for electric utilities. Funding for the acquisition was provided by a portion of net proceeds from the Company’s equity offering in November 2018 and from Centuri’s $590 million secured revolving credit and term loan facility, as amended, described below and in Note 7 - Common Stock and Note 8 - Long-Term Debt.
The Company is currently performing a detailed valuation analysis of the assets and liabilities of the acquired company, which was substantially completed during the fourth quarter of 2018. Certain payments were estimated as of the acquisition date and will be adjusted when finally paid in 2019. The necessary analysis will consider acquired intangibles including customer relationships, trade names, and customer contracts. Based on preliminary results, a substantial majority of the purchase price will be allocated to goodwill and other finite-lived intangible assets.
Assets acquired and liabilities assumed in the transaction were recorded, generally, at their acquisition date fair values. Transaction costs associated with the acquisition were expensed as incurred. The Company’s allocation of the purchase price was based on an evaluation of the appropriate fair values and represented management’s best estimate based on available data (including market data, data regarding customers of the acquired businesses, terms of acquisition-related agreements, analysis of historical and projected results, and other types of data). The analysis included consideration of types of intangibles that were acquired, including customer relationships, trade names, and customer contracts. The final purchase accounting has not yet been completed. Further refinement is expected to occur, including potential changes to income taxes and intangibles, as well as additional consideration payments held back.
The preliminary estimated fair values of assets acquired and liabilities assumed as of November 30, 2018, are as follows (in millions of dollars):

Cash and cash equivalents	$3.9
Accounts receivable	32.8
Revenue earned on contracts in progress in excess of billings	21.6
Prepaid expenses and other current assets	1.1
Property and equipment	89.4
Intangible assets	89.3
Goodwill	188.5
Total assets acquired	426.6

Accounts payable	8.0
Accrued liabilities	6.9
Deferred compensation and related accrued taxes	3.4
Redeemable noncontrolling interest	81.7
Total liabilities assumed and noncontrolling interest	100.0
Net assets acquired	$326.6

Goodwill consists of the value associated with the assembled workforce, consolidation of operations, and the estimated economic value attributable to future opportunities related to the transaction. As the business of Linetec was deemed an asset purchase for tax purposes, the $188.5 million of tax-basis goodwill is expected to be deductible for tax purposes. As of the acquisition date, other intangible assets totaled $89.3 million which will be amortized over a weighted-average life of 19 years. Of the $89.3 million of intangible assets, $79 million is attributable to customer relationships with an assigned life of 20 years, $10 million is attributable to a trade name with a 15-year useful life, and $300,000 is attributable to customer contracts with a useful life of one year. The intangible assets other than goodwill are included in Other property and investments in the Company’s Consolidated Balance Sheets.
The unaudited pro forma consolidated financial information for fiscal 2018 and fiscal 2017 (assuming the acquisition of Linetec occurred as of the beginning fiscal 2017) is as follows (in thousands of dollars, except per share amounts):

	Year Ended December 31,
	2018	2017
Total operating revenues	$3,037,209	$2,626,721
Net income attributable to Southwest Gas Holdings, Inc.	$187,642	$192,368
Basic earnings per share	$3.80	$4.01
Diluted earnings per share	$3.79	$4.01

Acquisition costs of $6.9 million that were incurred during 2018, and included in Utility infrastructure expenses in the Consolidated Statements of Income, were excluded from the 2018 unaudited pro forma consolidated financial information shown above and included in the 2017 amounts. No material nonrecurring pro forma adjustments directly attributable to the business combination were included in the unaudited pro forma consolidated financial information.
The pro forma financial information includes assumptions and adjustments made to incorporate various items including, but not limited to, additional interest expense and depreciation and amortization expense, and tax effects, as appropriate. The pro forma financial information has been prepared for comparative purposes only, and is not intended to be indicative of what the Company’s results would have been had the acquisition occurred at the beginning of the periods presented or of the results which may occur in the future, for a number of reasons. These reasons include, but are not limited to, differences between the assumptions used to prepare the pro forma information, potential cost savings from operating efficiencies, and the impact of incremental costs incurred in integrating the businesses.
Actual results from Linetec operations, excluding transaction costs incurred by Centuri, included in the Consolidated Statements of Income since the date of acquisition are as follows (in thousands of dollars):

Year ended December 31, 2018
Utility infrastructure services revenues	$14,119
Net income attributable to Southwest Gas Holdings, Inc.	690

In November 2017, the Company, through its subsidiaries, led principally by Centuri, completed the acquisition of Neuco, a privately held utility infrastructure services business, for approximately $99 million, less assumed debt. The acquisition extended the utility infrastructure services to the Northeastern region of the U.S., and provided additional opportunities for expansion. Funding for the acquisition was primarily provided by Centuri’s revolving credit and term loan facilities, described in Note 8 - Long-Term Debt.
Assets acquired and liabilities assumed in the transaction were recorded, generally, at their acquisition date fair values. Transaction costs associated with the acquisition were expensed as incurred. The Company’s allocation of the purchase price was based on an evaluation of the appropriate fair values and represented management’s best estimate based on available data (including market data, data regarding customers of the acquired businesses, terms of acquisition-related agreements, analysis of historical and projected results, and other types of data). The analysis included consideration of types of intangibles that were acquired, including non-competition agreements, customer relationships, trade names, and work backlog. The final purchase accounting has been completed.
The fair values of assets acquired and liabilities assumed as of November 1, 2017, the acquisition date, were as follows (in millions of dollars):

Cash and cash equivalents	$0.8
Contracts receivable	18.3
Other receivables	5.4
Property, plant and equipment	15.1
Prepaid expenses and deposits	1.6
Intangible assets	44.8
Goodwill	32.2
Total assets acquired	118.2
Current liabilities	(18.6)
Other long-term liabilities	(0.3)
Net assets acquired	$99.3

The allocation of the purchase price of Neuco was accounted for in accordance with applicable accounting guidance. Goodwill, which is generally not deductible for tax purposes, consists of the value associated with the assembled workforce and consolidation of operations. However, as the business of Neuco was acquired via asset purchase for tax purposes, the approximately $32 million of tax-basis goodwill is expected to be deductible for tax purposes. Following a one-year post-acquisition measurement period, the values were adjusted as reflected in the table above, with no significant overall impact to the Company’s consolidated balance sheets.
The unaudited pro forma consolidated financial information for fiscal 2017 is as follows (in thousands of dollars, except per share amounts):

Year Ended December 31,
2017
Total operating revenues	$2,639,452
Net income attributable to Southwest Gas Holdings, Inc.	$203,245
Basic earnings per share	$4.24
Diluted earnings per share	$4.24

The pro forma financial information includes assumptions and adjustments made to incorporate various items including, but not limited to, additional interest expense and depreciation and amortization expense, and tax effects, as appropriate. The pro forma financial information has been prepared for comparative purposes only, and is not intended to be indicative of what the Company’s results would have been had the acquisition occurred at the beginning of the periods presented or of the results which may occur in the future, for a number of reasons. These reasons include, but are not limited to, differences between the assumptions used to prepare the pro forma information, potential cost savings from operating efficiencies, and the impact of incremental costs incurred in integrating the businesses.
The Company incurred and expensed acquisition costs of $2.6 million related to the acquisition. No acquisition-related costs were incurred during 2018.